Commitments Contingencies and Concentration Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments, Contingencies, and Concentration Risk

Note 4Commitments Contingencies and Concentration Risk

Contingencies

During the normal course of business, the Company may be exposed to litigation. When the Company becomes aware of potential litigation, it evaluates the merits of the case in accordance with ASC 450, Contingencies. Litigation and contingency accruals are based on the Company’s assessment, including advice of legal counsel, regarding the expected outcome of litigation or other dispute resolution proceedings. If the Company determines that an unfavorable outcome is probable and can be reasonably assessed, it establishes the necessary accruals.

The Company has a reseller agreement with a vendor to generate revenue opportunities in the international market. As of March 31, 2024 and December 31, 2023, the Company has an unpaid commitment of $382,765 and $410,233, respectively, on this contract. The commitment is not reflected in the condensed consolidated financial statements as the commitment is due and payable once revenues are generated under the reseller agreement. The Company entered into the reseller agreement to generate market share in the international market, and payments are based on revenues generated by the reseller.

On November 21, 2023, the Company entered into a Securities Purchase Agreement (“SPA”) with an accredited investor to purchase 300,000 shares of common stock from the Company at $2 per share in exchange for the principal amount (excluding the original issue discount of $66,667) of $600,000 of the Company’s Bridge Note, effective immediately prior to the consummation of the Business Combination. The SPA was entered into concurrently with an Exchange Agreement on November 21, 2023. Refer to Note 9.

On February 13, 2024, the Company amended the November 21, 2023, “SPA” with the accredited investor. Under the amended SPA, in connection with the Business Combination, VSee Health will assume the contingent liability. Under the amended SPA, the accredited investor will purchase from VSee Health 300,000 shares of the common stock at $2 per share in exchange for the contingent liability of $600,000.

Indemnities

The Company generally indemnifies its customers for the services it provides under its contracts, as well as other specified liabilities, which may subject the Company to indemnity claims, liabilities, and related litigation. As of March 31, 2024 and December 31, 2023, the Company was not aware of any material asserted or unasserted claims in connection with these indemnity obligations.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to credit risk concentrations consist of cash and cash equivalents and accounts receivables. The Company maintains all of its cash and cash equivalents in commercial depository accounts, insured by the Federal Deposit Insurance Corporation (“FDIC”). At times, cash deposits may exceed federally insured limits.

Major Customer Concentration

The Company has five customers whose accounts receivable represented 81% and 76% of the Company’s total accounts receivable as of March 31, 2024 and December 31, 2023, respectively.

The Company has one customer whose revenue accounted for approximately 13% of the Company’s total revenue for the three months ended March 31, 2024. The Company has two customers whose revenue accounted for approximately 21% of the Company’s total revenue for the three months ended March 31, 2023.

Note 4 Commitments Contingencies and Concentration Risk

Contingencies

During the normal course of business, the Company may be exposed to litigation. When the Company becomes aware of potential litigation, it evaluates the merits of the case in accordance with ASC 450, Contingencies. Litigation and contingency accruals are based on the Company’s assessment, including advice of legal counsel, regarding the expected outcome of litigation or other dispute resolution proceedings.

If the Company determines that an unfavorable outcome is probable and can be reasonably assessed, it establishes the necessary accruals. As of December 31, 2023 and 2022, the Company has $0 and $90,000 in contingent liabilities reflected in the consolidated financial statements for a legal settlement related to compensation disputes by a former employee.

The Company has a reseller agreement with a vendor to generate revenue opportunities in the international market. As of December 31, 2023 and 2022, the Company has an unpaid commitment of $410,233 and $714,555, respectively, on this contract. The commitment is not reflected in the consolidated financial statements as the commitment is due and payable once revenues are generated under the reseller agreement. The Company entered into the reseller agreement to generate market share in the international market, and payments are based on revenues generated by the reseller.

On November 21, 2023, the Company entered into a Securities Purchase Agreement (“SPA”) with an accredited investor to purchase 300,000 shares of common stock from the Company at $2 per share in exchange for the principal amount (excluding the original issue discount of $66,667) of $600,000 of the Company’s Bridge Note, effective immediately prior to the consummation of the Business Combination. The SPA was entered into concurrently with an Exchange Agreement on November 21, 2023. Refer to Note 9.

Indemnities

The Company generally indemnifies its customers for the services it provides under its contracts, as well as other specified liabilities, which may subject the Company to indemnity claims, liabilities, and related litigation. As of December 31, 2023 and 2022, the Company was not aware of any material asserted or unasserted claims in connection with these indemnity obligations.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to credit risk concentrations consist of cash and cash equivalents and accounts receivables. The Company maintains all of its cash and cash equivalents in commercial depository accounts, insured by the Federal Deposit Insurance Corporation (“FDIC”). At times, cash deposits may exceed federally insured limits.

Major Customer Concentration

The Company has five customers whose accounts receivable represented 86% of the Company’s total accounts receivable as of December 31, 2023. The Company has four customers whose accounts receivable represented 66% of the Company’s total accounts receivable as of December 31, 2022.

The Company has two customers whose revenue accounted for approximately 24% of the Company’s total revenue for the year ended December 31, 2023. The Company has one customer whose revenue accounted for approximately 11% of the Company’s total revenue for the year ended December 31, 2022.

IDoc Virtual Telehealth Solutions, Inc.
Commitments, Contingencies, and Concentration Risk
Note 8	Commitments, Contingencies, and Concentration Risk

Contingencies

During the normal course of business, the Company may be exposed to litigation. When the Company becomes aware of potential litigation, it evaluates the merits of the case in accordance with ASC 450, Contingencies. Litigation and contingency accruals are based on our assessment, including advice of legal counsel, regarding the expected outcome of litigation or other dispute resolution proceedings. If the Company determines that an unfavorable outcome is probable and can be reasonably assessed, it establishes the necessary accruals. As of March 31, 2024 and December 31, 2023, the Company has $0 in contingent liabilities in the condensed consolidated financial statements for a legal settlement related to compensation disputes by a former employee.

The Company entered into a purchase agreement with a vendor to purchase twenty (20) Telepresence Robots, receive maintenance services, and access user-related Ava Telepresence applications and the Ava Cloud Service for a total purchase commitment of $711,900. As of March 31, 2024 and December 31, 2023, the Company had an unpaid commitment of $530,300 and $531,900, respectively on this agreement. The commitment is not reflected in the condensed consolidated financial statements as it is due and payable upon invoicing from the vendor for delivery and servicing installation of the Telepresence Robots and software applications.

The Company has a promissory note with an accredited investor to make payments on the promissory notes (Note 6). The accredited investor is entitled to payments for the lifetime use (to include initial lease term and any extension terms) of the first 125 telepresence robots deployed. The note payments will be used to initially pay down the principal. Once the principal is paid, the Company will continue to make payments for the lifetime of the first 125 telepresence robots deployed.

On November 1, 2023, the Company entered a forbearance agreement related to the promissory note and line of credit issued November 29, 2021, and the Company’s finance leases. Per the agreement, effective November 1, 2023, interest is payable monthly at 3% above the Wall Street Journal prime rate (8.5% at March 31, 2024) on the promissory note and the line of credit. In consideration of the Bank forbearing on its right to collect the amount due and owing until January 10, 2024, the Company agreed to make payments on November 13, 2023 and November 30, 2023, of $20,000 and $80,000, respectively.

On November 21, 2023, the Company entered into a Securities Purchase Agreement (“SPA”) with an accredited investor to purchase from the Company 300,000 shares of common stock at $2 per share, in exchange of the principal amount (excluding the original issue discount of $66,667) of $600,000 of the Company’s Bridge Note, effective immediately prior to the consummation of the Business Combination. The SPA was entered into concurrently with an Exchange Agreement on November 21, 2023. Refer to Note 8.

On February 13, 2024, the Company amended the November 21, 2023, “SPA” with the accredited investor. Under the amended SPA, in connection with the Business Combination, VSee Health will assume the contingent liability. Under the amended SPA, the accredited investor will purchase from VSee Health 300,000 shares of the common stock at $2 per share in exchange for the contingent liability of $600,000.

Indemnities

The Company generally indemnifies its customers for the services it provides under its contracts and other specified liabilities, which may subject the Company to indemnity claims, liabilities, and related litigation. As of March 31, 2024 and December 31, 2023, the Company was unaware of any material asserted or unasserted claims concerning these indemnity obligations.

Concentrations of Credit Risk

Financial instruments potentially subject the Company to credit risk concentrations consisting of cash and cash equivalents and trade accounts receivables. The Company maintains all its cash and cash equivalents in commercial depository accounts, insured by the Federal Deposit Insurance Corporation (“FDIC”). At times, cash deposits may exceed federally insured limits.

Major Customer Concentration

The Company has two customers whose revenue accounted for approximately 28% and 29% of the Company’s total revenue for the three months ended March 31, 2024 and 2023. The Company has no customers whose accounts receivable represented 10% or more of the Company’s total accounts receivable.

Note 11Commitments, Contingencies, and Concentration Risk

Contingencies

During the normal course of business, the Company may be exposed to litigation. When the Company becomes aware of potential litigation, it evaluates the merits of the case in accordance with ASC 450, Contingencies. Litigation and contingency accruals are based on our assessment, including advice of legal counsel, regarding the expected outcome of litigation or other dispute resolution proceedings. If the Company determines that an unfavorable outcome is probable and can be reasonably assessed, it establishes the necessary accruals. As of December 31, 2023 and 2022, the Company has $0 and $90,000 in contingent liabilities in the consolidated financial statements for a legal settlement related to compensation disputes by a former employee.

The Company entered into a purchase agreement with a vendor to purchase twenty (20) Telepresence Robots, receive maintenance services, and access user-related Ava Telepresence applications and the Ava Cloud Service for a total purchase commitment of $711,900. As of December 31, 2023, the company had an unpaid commitment of $531,900 on this agreement. The commitment is not reflected in the consolidated financial statements as it is due and payable upon invoicing from the vendor for delivery and servicing installation of the Telepresence Robots and software applications.

The Company has a promissory note with an accredited investor to make payments on the promissory notes (Note 9). The accredited investor is entitled to payments for the lifetime use (to include initial lease term and any extension terms) of the first 125 telepresence robots deployed. The note payments will be used to initially pay down the principal. Once the principal is paid, the Company will continue to make payments for the lifetime of the first 125 telepresence robots deployed.

On November 1, 2023, the Company entered a forbearance agreement related to the promissory note and line of credit issued November 29, 2021, and the Company’s finance leases. Per the agreement, effective November 1, 2023, interest is payable monthly at 3% above the Wall Street Journal prime rate (8.5% at December 31, 2023) on the promissory note and the line of credit. In consideration of the Bank forbearing on its right to collect the amount due and owing until January 10, 2024, the Company agreed to make payments on November 13, 2023, and November 30, 2023, payments of $20,000 and $80,000, respectively.

On November 21, 2023, the Company entered into a Securities Purchase Agreement (“SPA”) with an accredited investor to purchase from the Company 300,000 shares of common stock at $2 per share, in exchange of the principal amount (excluding the original issue discount of $66,667) of $600,000 of the Company’s Bridge Note, effective immediately prior to the consummation of the Business Combination. The SPA was entered into concurrently with an Exchange Agreement on November 21, 2023. Refer to Note 8.

Indemnities

The Company generally indemnifies its customers for the services it provides under its contracts and other specified liabilities, which may subject the Company to indemnity claims, liabilities, and related litigation. As of December 31, 2023 and 2022, the Company was unaware of any material asserted or unasserted claims concerning these indemnity obligations.

Concentrations of Credit Risk

Financial instruments potentially subject the Company to credit risk concentrations consisting of cash and cash equivalents and trade accounts receivables. The Company maintains all its cash and cash equivalents in commercial depository accounts, insured by the Federal Deposit Insurance Corporation (“FDIC”). At times, cash deposits may exceed federally insured limits.

Major Customer Concentration

The Company has two customers whose revenue accounted for approximately 33% and 25% of the Company’s total revenue for the years ended December 31, 2023 and 2022, respectively. The Company has no customers whose accounts receivable represented 10% or more of the Company’s total accounts receivable.